Business Acquisition - Divestiture of Datum (Details) - CAD ($) $ in Thousands	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of analysis of single amount of discontinued operations [line items]
Cash	$ 12,833	$ 15,956	$ 8,859
Accounts receivable and other receivables	76,489	95,270
Unbilled revenues	32,077	14,803
Prepaids	8,514	8,680
Total current assets	138,243	145,705
Property and equipment	3,660	3,960
Intangibles	55,316	74,450
Total assets	381,958	425,980
Accounts payable and accrued liabilities	74,717	80,899
Deferred revenues	22,360	25,024
Total current liabilities	110,326	117,528
Deferred tax liabilities	9,584	11,228
Total liabilities	239,267	$ 241,424
Discontinued operations [member] | Datum Consulting Group, LLC (b)
Disclosure of analysis of single amount of discontinued operations [line items]
Cash	951
Accounts receivable and other receivables	3,320
Unbilled revenues	463
Prepaids	2,029
Total current assets	6,763
Property and equipment	135
Intangibles	1,661
Total assets	8,559
Accounts payable and accrued liabilities	25
Deferred revenues	2,316
Total current liabilities	2,341
Deferred tax liabilities	440
Total liabilities	2,781
Net assets disposed	$ 5,778